Lease Commitments, Rent Expense, and Contingent Liabilities (Details) $ in Millions	Dec. 31, 2015 USD ($)
Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases
First quarter 2016	$ 7
Second quarter 2016	7
Third quarter 2016	7
Fourth quarter 2016	6
2015	27
2017	21
2018	15
2019	9
2020	4
2021 and thereafter	1
Total	$ 77